Taxes Payable	12 Months Ended
Dec. 31, 2025
Taxes Payable
Taxes Payable

10. Taxes Payable

The following is a summary of taxes payable as of December 31, 2024 and 2025:

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000

VAT payable	2,335	3,466
Enterprise income taxes payable	—	24
Withholding individual income taxes for employees	65	51
Others	248	554
Total	2,648	4,095